Summary of Significant Accounting Policies: Accounts Receivable: Schedule of Credit Terms (Details)	12 Months Ended
Dec. 31, 2011
Minimum
Credit Terms, Standard, in days	30
Credit Terms, Related Party Customers, in days	30
Maximum
Credit Terms, Standard, in days	60
Credit Terms, Related Party Customers, in days	180